UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22022
Advent Claymore Convertible Securities and Income Fund II
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices)	(Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.    Schedule of Investments.
Attached hereto.

AGC Advent Claymore Convertible Securities and Income Fund II
Portfolio of Investments
January 31, 2014 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 153.5%
	Convertible Bonds - 102.1%
	Airlines - 0.1%
142,000	United Airlines, Inc.(a)	B	4.500%	01/15/2015	N/A	$ 347,545

	Apparel - 0.2%
EUR 200,000	Adidas AG, Series ADS (Germany)	NR	0.250%	06/14/2019	N/A	325,918
198,000	Iconix Brand Group, Inc.(a) (b)	NR	1.500%	03/15/2018	N/A	258,637
						584,555

	Auto Manufacturers - 2.6%
1,669,000	Navistar International Corp.(a) (b)	CCC-	4.500%	10/15/2018	N/A	1,645,008
EUR 3,500,000	Volkswagen International Finance NV (Netherlands)(b)	BBB	5.500%	11/09/2015	N/A	5,466,642
						7,111,650

	Auto Parts & Equipment - 1.9%
EUR 2,993,000	Faurecia, Series EO (France)	B3	3.250%	01/01/2018	N/A	1,296,326
556,000	Meritor, Inc.(a)	B-	7.875%	03/01/2026	12/01/20 @ 100	810,023
3,195,000	Meritor, Inc.(a) (c)	B-	4.000%	02/15/2027	02/15/19 @ 100	3,159,056
						5,265,405

	Banks - 0.5%
EUR 500,000	CaixaBank SA, Series REPS (Spain)	NR	4.500%	11/22/2016	N/A	662,678
EUR 500,000	CAJA de Ahorros y Pensiones de Barcelona, Series CABK (Spain)	NR	1.000%	11/25/2017	N/A	756,874
						1,419,552

	Biotechnology - 8.9%
4,108,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.125%	09/01/2018	N/A	4,855,142
371,000	Cubist Pharmaceuticals, Inc.(a) (b)	NR	1.875%	09/01/2020	N/A	439,403
912,000	Emergent Biosolutions, Inc.(b)	NR	2.875%	01/15/2021	N/A	951,900
3,594,000	Exelixis, Inc.(a)	NR	4.250%	08/15/2019	N/A	4,973,197
2,364,000	Gilead Sciences, Inc., Series C(a)	A-	1.000%	05/01/2014	N/A	8,438,002
553,000	Gilead Sciences, Inc., Series D	A-	1.625%	05/01/2016	N/A	1,959,697
832,000	Incyte Corp. Ltd.(a) (b)	NR	0.375%	11/15/2018	N/A	1,184,040
745,000	InterMune, Inc.(a)	NR	2.500%	12/15/2017	N/A	968,966
122,000	Medicines Co.	NR	1.375%	06/01/2017	N/A	170,038
						23,940,385

	Chemicals - 0.0%***
2,840,000	ShengdaTech, Inc.(a) (b) (d) (e) (f)	NR	6.500%	12/15/2015	N/A	41,180

	Commercial Services - 0.2%
JPY 40,000,000	Park24 Co. Ltd. (Japan)(g)	NR	0.000%	04/26/2018	N/A	427,024

	Computers - 0.7%
EUR 3,734	Cap Gemini Sogeti SA, Series CAP (France)(g)	BBB	0.000%	01/01/2019	N/A	376,090
EUR 40,253	Econocom Group, Series EBAB (Belgium)	NR	1.500%	01/15/2019	N/A	615,382
EUR 443,500	Ingenico, Series ING (France)	NR	2.750%	01/01/2017	N/A	388,729
476,000	SanDisk Corp.(a) (b)	BB	0.500%	10/15/2020	N/A	477,785
						1,857,986

	Diversified Financial Services - 3.9%
518,000	Air Lease Corp.(a)	NR	3.875%	12/01/2018	N/A	713,869
900,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	NR	0.500%	10/23/2017	N/A	944,550
EUR 4,700,000	Magyar Nemzeti Vagyonkezelo Zrt, Series RICH (Hungary)	Ba1	3.375%	04/02/2019	N/A	6,729,570
434,000	Portfolio Recovery Associates, Inc.(a) (b)	NR	3.000%	08/01/2020	N/A	470,619
1,590,000	Walter Investment Management Corp.(a)	NR	4.500%	11/01/2019	N/A	1,545,281
						10,403,889

	Electric - 0.9%
EUR 900,000	CEZ MH BV, Series MOL (Netherlands)(g)	A-	0.000%	08/04/2017	N/A	1,265,399
CNY 5,900,000	China Power International Development Ltd. (Hong Kong)	NR	2.250%	05/17/2016	N/A	1,237,199
						2,502,598

	Electrical Components & Equipment - 0.8%
JPY 180,000,000	Nidec Corp. (Japan)(g)	NR	0.000%	09/18/2015	N/A	2,099,426

	Electronics - 0.3%
345,000	Vishay Intertechnology, Inc.(a) (b)	BB+	2.250%	11/15/2040	N/A	379,716
JPY 40,000,000	Yaskawa Electric Corp. (Japan)(g)	NR	0.000%	03/16/2017	N/A	548,414
						928,130

	Engineering & Construction - 0.1%
200,000	YTL Corp. Finance Labuan Ltd. (Malaysia)	NR	1.875%	03/18/2015	N/A	209,000

	Food - 0.6%
GBP 900,000	J Sainsbury PLC (United Kingdom)	NR	4.250%	07/16/2014	N/A	1,534,572

	Gas - 1.1%
2,500,000	ENN Energy Holdings Ltd. (Cayman Islands)(g)	NR	0.000%	02/26/2018	N/A	2,983,125

	Hand & Machine Tools - 1.2%
EUR 600,000	KUKA AG, Series KU2 (Germany)	NR	2.000%	02/12/2018	N/A	972,574
JPY 170,000,000	OSG Corp. (Japan)(g)	NR	0.000%	04/04/2022	N/A	2,207,825
						3,180,399

	Health Care Products - 4.3%
2,844,000	HeartWare International, Inc.(a)	NR	3.500%	12/15/2017	N/A	3,533,670
HKD 8,000,000	Hengan International Group Co. Ltd. (Cayman Islands)(g)	NR	0.000%	06/27/2018	N/A	1,076,654
2,204,000	Hologic, Inc., Series 2010(a) (c) (h)	B+	2.000%	12/15/2037	12/15/16 @ 100	2,513,937
1,495,000	Volcano Corp.(a)	NR	1.750%	12/01/2017	N/A	1,506,212
2,199,000	Wright Medical Group, Inc.(a)	NR	2.000%	08/15/2017	N/A	2,923,296
						11,553,769

	Health Care Services - 1.6%
275,000	Brookdale Senior Living, Inc.(a)	NR	2.750%	06/15/2018	N/A	321,922
2,675,000	LifePoint Hospitals, Inc.(a)	B	3.500%	05/15/2014	N/A	2,863,922
458,000	Molina Healthcare, Inc.(a) (b)	NR	1.125%	01/15/2020	N/A	497,789
465,000	WellPoint, Inc.(a)	A-	2.750%	10/15/2042	N/A	606,534
						4,290,167

	Holding Companies-Diversified - 0.8%
600,000	Giant Great Ltd. (British Virgin Islands)	NR	3.000%	07/21/2016	N/A	800,250
EUR 250,000	Industrivarden AB, Series INDU (Sweden)	A-	2.500%	02/27/2015	N/A	419,062
EUR 400,000	OHL Investments SA, Series OHL (Spain)	NR	4.000%	04/25/2018	N/A	560,997
400,000	Siem Industries, Inc., Series SUBC (Cayman Islands)	NR	1.000%	09/12/2019	N/A	389,840
						2,170,149

	Home Builders - 4.4%
2,490,000	DR Horton, Inc., Series DHI(a)	BB	2.000%	05/15/2014	N/A	4,497,562
2,083,000	Lennar Corp.(a) (b)	BB-	3.250%	11/15/2021	11/20/16 @ 100	3,805,381
2,313,000	Ryland Group, Inc.(a)	BB-	1.625%	05/15/2018	N/A	3,625,628
						11,928,571

	Home Furnishings - 0.7%
EUR 1,300,000	Steinhoff Finance Holding GmbH, Series SHF (Austria)	NR	4.000%	01/30/2021	N/A	1,791,824

	Household Products & Housewares - 1.4%
HKD 22,000,000	Biostime International Holdings Ltd. (Cayman Islands)(g)	NR	0.000%	02/20/2019	N/A	2,886,664
720,000	Jarden Corp.(a) (b)	BB-	1.500%	06/15/2019	N/A	873,900
						3,760,564

	Insurance - 2.0%
1,982,000	Radian Group, Inc.(a)	B-	3.000%	11/15/2017	N/A	2,913,540
400,000	Radian Group, Inc.(a)	B-	2.250%	03/01/2019	N/A	607,500
CHF 1,585,000	Swiss Life Holding AG, Series SLHN (Switzerland)(g)	BBB	0.000%	12/02/2020	N/A	1,908,685
						5,429,725

	Internet - 5.8%
441,000	BroadSoft, Inc.(a)	NR	1.500%	07/01/2018	N/A	474,075
3,295,000	Ctrip.com International Ltd. (Cayman Islands)(a) (b)	NR	1.250%	10/15/2018	N/A	3,016,984
2,492,000	Equinix, Inc.(a)	B+	3.000%	10/15/2014	N/A	4,130,490
888,000	priceline.com, Inc.(a)	BBB	1.000%	03/15/2018	N/A	1,223,775
535,000	SINA Corp. (Cayman Islands)(a) (b)	NR	1.000%	12/01/2018	N/A	499,556
2,050,000	WebMD Health Corp.(a)	NR	2.500%	01/31/2018	N/A	2,155,063
4,038,000	Yahoo!, Inc.(a) (b) (g)	BB+	0.000%	12/01/2018	N/A	4,083,428
						15,583,371

	Investment Companies - 1.6%
EUR 300,000	Aabar Investments PJSC, Series REGs (United Arab Emirates)	NR	4.000%	05/27/2016	N/A	473,341
3,700,000	Billion Express Investments Ltd. (British Virgin Islands)	NR	0.750%	10/18/2015	N/A	3,733,300
						4,206,641

	Iron & Steel - 3.5%
9,067,000	United States Steel Corp.(a)	BB-	4.000%	05/15/2014	N/A	9,322,009

	Lodging - 1.6%
3,136,000	MGM Resorts International(a)	B+	4.250%	04/15/2015	N/A	4,408,040

	Machinery-Diversified - 2.9%
2,162,000	Chart Industries, Inc.(a)	B+	2.000%	08/01/2018	N/A	3,071,391
JPY 39,000,000	Ebara Corp., Series 6 (Japan)(g)	NR	0.000%	03/19/2018	N/A	555,411
3,000,000	Haitian International Holdings Ltd. (Cayman Islands)	NR	2.000%	02/13/2019	N/A	2,969,070
JPY 80,000,000	IHI Corp. (Japan)(g)	NR	0.000%	03/29/2016	N/A	1,298,230
						7,894,102

	Media - 0.9%
410,000	Liberty Interactive, LLC(a) (b)	BB	0.750%	03/30/2043	04/05/23 @ 100	494,563
1,307,000	Liberty Interactive, LLC(a) (b)	BB	1.000%	09/30/2043	10/05/16 @ 100	1,351,928
488,000	Liberty Media Corp.(a) (b)	NR	1.375%	10/15/2023	N/A	454,450
						2,300,941

	Metal Fabricate & Hardware - 0.1%
380,000	RTI International Metals, Inc.(a)	NR	1.625%	10/15/2019	N/A	389,263

	Mining - 4.3%
8,000,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.000%	12/31/2014	N/A	8,932,000
2,634,000	Royal Gold, Inc.(a)	NR	2.875%	06/15/2019	N/A	2,681,741
						11,613,741

	Miscellaneous Manufacturing - 1.1%
JPY 35,000,000	Nikkiso Co. Ltd. (Japan)(g)	NR	0.000%	08/02/2018	N/A	378,793
1,750,000	Siemens Financieringsmaatschappij NV, Series REGS (Netherlands)	A+	1.050%	08/16/2017	N/A	1,992,777
500,000	Siemens Financieringsmaatschappij NV, Series WW (Netherlands)	A+	1.650%	08/16/2019	N/A	582,453
						2,954,023

	Oil & Gas - 3.4%
3,798,000	Chesapeake Energy Corp.(a)	BB-	2.250%	12/15/2038	12/15/18 @ 100	3,558,251
4,462,000	Cobalt International Energy, Inc.(a)	NR	2.625%	12/01/2019	N/A	3,976,758
600,000	Lukoil International Finance BV (Netherlands)	BBB	2.625%	06/16/2015	N/A	635,700
480,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500%	07/27/2018	N/A	519,264
300,000	Seadrill Ltd. (Bermuda)	NR	3.375%	10/27/2017	N/A	409,800
						9,099,773

	Oil & Gas Services - 1.1%
1,405,000	Hornbeck Offshore Services, Inc.(a)	BB-	1.500%	09/01/2019	N/A	1,558,672
EUR 1,258,500	Technip SA, Series TEC (France)	BBB+	0.500%	01/01/2016	N/A	1,488,639
						3,047,311

	Pharmaceuticals - 8.5%
2,155,000	Array BioPharma, Inc.(a)	NR	3.000%	06/01/2020	N/A	2,276,219
1,775,000	Auxilium Pharmaceuticals, Inc.(a)	NR	1.500%	07/15/2018	N/A	2,220,969
6,194,000	BioMarin Pharmaceutical, Inc.(a)	NR	1.500%	10/15/2020	N/A	6,751,460
415,000	Isis Pharmaceuticals, Inc.(a)	NR	2.750%	10/01/2019	N/A	1,298,690
1,814,000	Medivation, Inc.(a)	NR	2.625%	04/01/2017	N/A	3,011,240
679,000	Omnicare, Inc.	BB	3.500%	02/15/2044	02/15/19 @ 93	709,555
1,068,000	Salix Pharmaceuticals Ltd.(a)	NR	1.500%	03/15/2019	N/A	1,716,810
1,916,000	Theravance, Inc.(a)	NR	2.125%	01/15/2023	N/A	2,912,320
2,577,000	Vivus, Inc.(a) (b)	NR	4.500%	05/01/2020	N/A	2,021,334
						22,918,597

	Real Estate - 2.8%
SGD 5,750,000	CapitaLand Ltd., Series REGS (Singapore)	NR	1.850%	06/19/2020	N/A	4,081,276
2,488,000	Forest City Enterprises, Inc.(a) (b)	BB-	3.625%	08/15/2020	08/15/18 @ 100	2,514,435
EUR 112,545	IMMOFINANZ AG (Austria)	NR	4.250%	03/08/2018	N/A	749,392
GBP 200,000	Unite Jersey Issuer Ltd., Series UTG (Jersey)	NR	2.500%	10/10/2018	N/A	340,359
						7,685,462

	Real Estate Investment Trusts - 3.9%
2,431,000	Annaly Capital Management, Inc.(a)	NR	5.000%	05/15/2015	N/A	2,484,178
EUR 500,000	BENI Stabili SpA (Italy)	NR	3.375%	01/17/2018	N/A	733,780
384,000	DDR Corp.(a)	BBB-	1.750%	11/15/2040	11/20/15 @ 100	433,680
GBP 300,000	Derwent London Capital Jersey Ltd. (Jersey)	BBB	2.750%	07/15/2016	N/A	597,312
GBP 300,000	Great Portland Estates Capital Jersey Ltd., Series GPOR (Jersey)	NR	1.000%	09/10/2018	N/A	521,385
333,000	Host Hotels & Resorts, LP(a) (b)	BBB	2.500%	10/15/2029	10/20/15 @ 100	478,479
574,000	NorthStar Realty Finance, LP(a) (b)	NR	5.375%	06/15/2033	06/15/23 @ 100	850,237
372,000	Pennymac Corp.(a) (b)	NR	5.375%	05/01/2020	N/A	362,933
1,389,000	ProLogis, LP(a)	BBB	3.250%	03/15/2015	N/A	1,590,405
1,400,000	SL Green Operating Partnership LP(a) (b)	BB+	3.000%	10/15/2017	N/A	1,767,500
498,000	Starwood Property Trust, Inc.(a)	BB-	4.000%	01/15/2019	N/A	579,548
						10,399,437

	Retail - 0.3%
308,000	Group 1 Automotive, Inc.(a) (c)	BB	2.250%	06/15/2036	06/15/16 @ 100	357,665
EUR 253,916	Rallye SA, Series COFP (France)	NR	1.000%	10/02/2020	N/A	368,768
						726,433

	Semiconductors - 7.8%
392,000	Microchip Technology, Inc.(a)	NR	2.125%	12/15/2037	N/A	682,815
1,763,000	Micron Technology, Inc.(a)	BB-	1.875%	06/01/2014	N/A	2,849,449
3,576,000	Micron Technology, Inc., Series G(a)	BB-	3.000%	11/15/2043	11/20/18 @ 83	3,792,795
1,832,000	Novellus Systems, Inc.(a)	BBB	2.625%	05/15/2041	N/A	2,900,285
1,175,000	NVIDIA Corp.(a) (b)	BB+	1.000%	12/01/2018	N/A	1,205,109
314,000	ON Semiconductor Corp., Series B(a)	BB+	2.625%	12/15/2026	12/20/16 @ 100	354,820
1,400,000	Semiconductor Manufacturing International Corp., Series REGS (Cayman Islands)(g)	NR	0.000%	11/07/2018	N/A	1,605,464
2,200,000	SK Hynix, Inc. (South Korea)	NR	2.650%	05/14/2015	N/A	2,723,600
2,907,000	SunEdison, Inc.(a) (b)	NR	2.000%	10/01/2018	N/A	3,475,682
939,000	Xilinx, Inc.(a)	A-	2.625%	06/15/2017	N/A	1,512,964
						21,102,983

	Software - 5.8%
1,962,000	Allscripts Healthcare Solutions, Inc.(a) (b)	NR	1.250%	07/01/2020	N/A	2,307,802
365,000	Cornerstone OnDemand, Inc.(a) (b)	NR	1.500%	07/01/2018	N/A	461,040
2,111,000	Electronic Arts, Inc.(a)	NR	0.750%	07/15/2016	N/A	2,370,917
6,328,000	Nuance Communications, Inc.(a)	BB-	2.750%	08/15/2027	08/20/14 @ 100	6,604,850
463,000	Proofpoint, Inc.(b)	NR	1.250%	12/15/2018	N/A	576,146
319,000	Salesforce.com, Inc.(a) (b)	BB	0.250%	04/01/2018	N/A	366,252
2,669,000	ServiceNow, Inc.(a) (b) (g)	NR	0.000%	11/01/2018	N/A	2,905,874
						15,592,881

	Telecommunications - 7.3%
EUR 676,324	Alcatel-Lucent, Series ALU (France)	CCC+	4.250%	07/01/2018	N/A	3,189,463
3,907,000	Ciena Corp.(a)	B	0.875%	06/15/2017	N/A	4,009,559
1,910,000	Ciena Corp.(a)	NR	4.000%	12/15/2020	N/A	2,761,144
7,210,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a) (b)	Ba1	8.250%	12/01/2040	12/01/17 @ 100	8,381,625
408,000	Finisar Corp.(b)	NR	0.500%	12/15/2033	12/22/18 @ 100	431,970
433,000	Ixia(a)	NR	3.000%	12/15/2015	N/A	457,897
EUR 200,000	Nokia OYJ, Series REGS (Finland)	B+	5.000%	10/26/2017	N/A	573,269
						19,804,927

	Transportation - 0.2%
JPY 40,000,000	Yamato Holdings (Japan)(g)	NR	0.000%	03/07/2016	N/A	482,914

	Total Convertible Bonds - 102.1%
	(Cost $261,190,039)					275,294,039

	Corporate Bonds - 36.9%
	Aerospace & Defense - 0.3%
750,000	Kratos Defense & Security Solutions, Inc.(a)	B	10.000%	06/01/2017	06/01/14 @ 105	806,250

	Auto Manufacturers - 0.9%
750,000	Allied Specialty Vehicles, Inc.(a) (b)	B+	8.500%	11/01/2019	11/01/16 @ 104	791,250
1,500,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	1,640,625
						2,431,875

	Auto Parts & Equipment - 0.8%
675,000	Dana Holding Corp.(a)	BB	6.750%	02/15/2021	02/15/16 @ 103	732,375
570,000	Goodyear Tire & Rubber Co.(a)	B+	8.250%	08/15/2020	08/15/15 @ 104	636,234
750,000	TRW Automotive, Inc.(b)	BBB-	4.500%	03/01/2021	N/A	763,125
						2,131,734

	Banks - 4.6%
2,786,000	Ally Financial, Inc.(a)	BB	4.625%	06/26/2015	N/A	2,893,829
800,000	Ally Financial, Inc.(a)	BB	7.500%	09/15/2020	N/A	943,000
525,000	CIT Group, Inc.(a) (b)	BB-	5.500%	02/15/2019	N/A	561,750
5,231,000	Emigrant Bancorp, Inc.(a) (b)	B-	6.250%	06/15/2014	N/A	5,341,306
2,532,000	Synovus Financial Corp.(a)	B+	5.125%	06/15/2017	N/A	2,664,930
						12,404,815

	Building Materials - 0.2%
650,000	Boise Cascade Co.(a)	B+	6.375%	11/01/2020	11/01/15 @ 105	680,875

	Chemicals - 2.4%
2,132,000	Ashland, Inc.(a)	BB	4.750%	08/15/2022	05/15/22 @ 100	2,052,050
750,000	Celanese US Holdings, LLC(a)	BB+	4.625%	11/15/2022	N/A	728,437
750,000	Cornerstone Chemical Co., Series AI(a)	B-	9.375%	03/15/2018	03/15/15 @ 107	798,750
2,132,000	Rockwood Specialties Group, Inc.(a)	BB+	4.625%	10/15/2020	10/15/15 @ 103	2,174,640
675,000	Vertellus Specialties, Inc.(a) (b)	CCC+	9.375%	10/01/2015	10/01/14 @ 100	675,000
						6,428,877

	Coal - 0.2%
500,000	SunCoke Energy, Inc.(a)	B+	7.625%	08/01/2019	08/01/14 @ 106	541,250

	Commercial Services - 1.1%
575,000	ADT Corp.(a) (b)	BB-	6.250%	10/15/2021	N/A	595,240
575,000	Cenveo Corp.(a)	CCC+	8.875%	02/01/2018	02/01/15 @ 102	572,125
1,716,000	Prospect Medical Holdings, Inc.(a) (b)	B-	8.375%	05/01/2019	05/01/15 @ 106	1,879,020
						3,046,385

	Computers - 0.1%
375,000	Seagate HDD Cayman (Cayman Islands)(a) (b)	BBB-	4.750%	06/01/2023	N/A	360,938

	Diversified Financial Services - 1.2%
850,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(a)	B+	6.500%	07/01/2021	01/01/17 @ 103	803,250
2,350,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	2,426,375
						3,229,625

	Engineering & Construction - 0.2%
648,000	MasTec, Inc.(a)	BB-	4.875%	03/15/2023	03/15/18 @ 102	612,360

	Entertainment - 0.2%
250,000	Churchill Downs, Inc.(a) (b)	BB	5.375%	12/15/2021	12/15/16 @ 104	253,125
356,000	Six Flags Entertainment Corp.(a) (b)	BB-	5.250%	01/15/2021	01/15/16 @ 104	353,330
						606,455

	Environmental Control - 0.7%
750,000	Casella Waste Systems, Inc.(a)	CCC	7.750%	02/15/2019	02/15/15 @ 104	772,500
1,125,000	Clean Harbors, Inc.(a)	BB+	5.125%	06/01/2021	12/01/16 @ 103	1,130,625
						1,903,125

	Food - 0.6%
1,000,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450%	03/15/2028	N/A	957,500
550,000	Marfrig Holding Europe BV (Netherlands)(a) (b)	B	9.875%	07/24/2017	01/24/16 @ 105	541,750
						1,499,250

	Forest Products & Paper - 0.8%
750,000	Appvion, Inc.(a) (b)	CCC+	9.000%	06/01/2020	12/01/16 @ 105	773,437
375,000	Catalyst Paper Corp. (Canada)(a) (i)	NR	11.000%	10/30/2017	N/A	303,750
800,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625%	04/15/2021	04/15/16 @ 103	808,000
200,000	Tembec Industries, Inc. (Canada)(a)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	220,500
						2,105,687

	Health Care Products - 0.3%
750,000	Biomet, Inc.(a)	B-	6.500%	08/01/2020	08/01/15 @ 105	803,437

	Health Care Services - 2.2%
750,000	Fresenius Medical Care US Finance, Inc.(a) (b)	BB+	5.750%	02/15/2021	N/A	800,625
1,425,000	HCA Holdings, Inc.(a)	B-	7.750%	05/15/2021	11/15/15 @ 104	1,567,500
1,125,000	Health Net, Inc.(a)	BB	6.375%	06/01/2017	N/A	1,229,063
375,000	HealthSouth Corp.(a)	BB-	8.125%	02/15/2020	02/15/15 @ 104	410,625
750,000	IASIS Healthcare, LLC / IASIS Capital Corp.(a)	CCC+	8.375%	05/15/2019	05/15/14 @ 106	804,375
1,000,000	Tenet Healthcare Corp.(a) (b)	B+	6.000%	10/01/2020	N/A	1,054,375
						5,866,563

	Household Products & Housewares - 0.3%
750,000	Reynolds Group Issuer, Inc.(a)	CCC+	9.000%	04/15/2019	10/15/14 @ 105	803,438

	Insurance - 0.1%
200,000	Fidelity & Guaranty Life Holdings, Inc.(a) (b)	BB-	6.375%	04/01/2021	04/01/16 @ 105	211,500

	Internet - 0.4%
750,000	Equinix, Inc.(a)	BB	5.375%	04/01/2023	04/01/18 @ 103	738,750
250,000	NetFlix, Inc.(a) (b)	BB-	5.375%	02/01/2021	N/A	253,438
						992,188

	Iron & Steel - 0.3%
200,000	Commercial Metals Co.(a)	BB+	4.875%	05/15/2023	02/15/23 @ 100	189,000
500,000	Steel Dynamics, Inc.(a)	BB+	6.375%	08/15/2022	08/15/17 @ 103	547,500
						736,500

	Leisure Time - 0.3%
750,000	Carlson Wagonlit BV (Netherlands)(a) (b)	B+	6.875%	06/15/2019	06/15/15 @ 105	786,562

	Lodging - 0.2%
600,000	Caesars Entertainment Operating Co., Inc.(a)	B-	8.500%	02/15/2020	02/15/16 @ 104	568,875
8	MTR Gaming Group, Inc.	B-	11.500%	08/01/2019	08/01/15 @ 106	9
						568,884

	Machinery-Construction & Mining - 0.2%
475,000	Permian Holdings, Inc.(a) (b)	B-	10.500%	01/15/2018	07/15/15 @ 108	472,625

	Machinery-Diversified - 0.3%
750,000	Waterjet Holdings, Inc.(b)	B	7.625%	02/01/2020	02/01/17 @ 104	768,750

	Media - 2.6%
375,000	Clear Channel Communications, Inc.(a)	CCC+	9.000%	12/15/2019	07/15/15 @ 105	384,375
188,000	Clear Channel Communications, Inc.(a)	CCC+	11.250%	03/01/2021	03/01/16 @ 108	204,920
2,500,000	Clear Channel Worldwide Holdings, Inc., Series B(a)	B	7.625%	03/15/2020	03/15/15 @ 106	2,650,000
1,520,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	1,596,000
375,000	DISH DBS Corp.(a)	BB-	5.125%	05/01/2020	N/A	375,937
1,100,000	Radio One, Inc.(b)	CCC	9.250%	02/15/2020	02/15/17 @ 105	1,127,500
750,000	Starz, LLC / Starz Finance Corp.(a)	BB	5.000%	09/15/2019	09/15/15 @ 103	775,313
						7,114,045

	Mining - 1.1%
750,000	American Gilsonite Co.(a) (b)	B-	11.500%	09/01/2017	09/01/14 @ 109	723,750
125,000	Barminco Finance Pty Ltd. (Australia)(a) (b)	B-	9.000%	06/01/2018	N/A	117,500
565,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	BB-	8.250%	11/01/2019	11/01/15 @ 104	624,325
725,000	FQM Akubra, Inc. (Canada)(a) (b)	B+	8.750%	06/01/2020	06/01/16 @ 104	828,312
750,000	St Barbara Ltd. (Australia)(a) (b)	B	8.875%	04/15/2018	10/15/15 @ 107	626,250
						2,920,137

	Miscellaneous Manufacturing - 0.9%
575,000	Dispensing Dynamics International(a) (b)	B-	12.500%	01/01/2018	01/01/16 @ 106	623,875
1,616,000	LSB Industries, Inc.(a) (b)	B+	7.750%	08/01/2019	08/01/16 @ 104	1,721,040
						2,344,915

	Oil & Gas - 6.0%
1,108,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(a)	B	9.625%	10/15/2018	10/15/14 @ 105	1,193,870
650,000	Bill Barrett Corp.(a)	B	7.625%	10/01/2019	10/01/15 @ 104	705,250
500,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(a)	B-	7.875%	04/15/2022	01/15/17 @ 104	534,375
1,150,000	Chesapeake Oilfield Operating, LLC / Chesapeake Oilfield Finance, Inc.(a)	BB-	6.625%	11/15/2019	11/15/15 @ 103	1,213,250
750,000	Clayton Williams Energy, Inc.(a) (b)	B3	7.750%	04/01/2019	04/01/15 @ 104	780,000
625,000	Drill Rigs Holdings, Inc. (Marshall Islands)(a) (b)	B	6.500%	10/01/2017	10/01/15 @ 103	664,062
750,000	Energy XXI Gulf Coast, Inc.(a) (b)	B+	7.500%	12/15/2021	12/15/16 @ 106	781,875
750,000	Halcon Resources Corp.(a) (b)	CCC+	9.750%	07/15/2020	07/15/16 @ 105	780,937
750,000	Lightstream Resources Ltd. (Canada)(a) (b)	B-	8.625%	02/01/2020	02/01/16 @ 104	765,000
575,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(a)	B-	10.750%	10/01/2020	10/01/16 @ 105	625,313
125,000	Northern Blizzard Resources, Inc. (Canada)(b)	B-	7.250%	02/01/2022	02/01/17 @ 105	125,156
575,000	Oasis Petroleum, Inc.(a) (b)	B	6.875%	03/15/2022	09/15/17 @ 103	612,375
750,000	PBF Holding Co., LLC / PBF Finance Corp.(a)	BB+	8.250%	02/15/2020	02/15/16 @ 104	823,125
1,125,000	Plains Exploration & Production Co.(a)	BBB	6.750%	02/01/2022	02/01/17 @ 103	1,238,906
775,000	QEP Resources, Inc.(a)	BB+	6.875%	03/01/2021	N/A	838,938
870,000	Range Resources Corp.(a)	BB	5.000%	08/15/2022	02/15/17 @ 103	866,738
1,000,000	Samson Investment Co.(a) (b)	CCC+	10.500%	02/15/2020	02/15/16 @ 105	1,105,000
645,000	SandRidge Energy, Inc.(a)	B-	8.125%	10/15/2022	04/15/17 @ 104	678,056
375,000	Talos Production, LLC / Talos Production Finance, Inc.(a) (b)	CCC+	9.750%	02/15/2018	02/15/15 @ 105	387,188
750,000	Tesoro Corp.(a)	BB+	5.375%	10/01/2022	10/01/17 @ 103	768,750
750,000	W&T Offshore, Inc.(a)	B	8.500%	06/15/2019	06/15/15 @ 104	806,250
						16,294,414

	Oil & Gas Services - 0.1%
350,000	Forbes Energy Services Ltd.	B	9.000%	06/15/2019	06/15/15 @ 105	343,875

	Pharmaceuticals - 0.4%
375,000	JLL/Delta Dutch Newco BV (Netherlands)(b)	CCC+	7.500%	02/01/2022	02/01/17 @ 106	375,469
750,000	Valeant Pharmaceuticals International(a) (b)	B	6.375%	10/15/2020	10/15/16 @ 103	804,375
						1,179,844

	Pipelines - 1.7%
750,000	Eagle Rock Energy Partners, LP(a)	B	8.375%	06/01/2019	06/01/15 @ 104	819,375
200,000	Genesis Energy, LP / Genesis Energy Finance Corp.(a)	B	5.750%	02/15/2021	02/15/17 @ 103	204,000
3,239,000	Regency Energy Partners, LP / Regency Energy Finance Corp.(a)	BB	5.750%	09/01/2020	06/01/20 @ 100	3,368,560
250,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.(a)	BB-	5.875%	10/01/2020	10/01/16 @ 103	257,500
						4,649,435

	Real Estate - 0.2%
500,000	Kennedy-Wilson, Inc.(a)	BB-	8.750%	04/01/2019	04/01/15 @ 104	546,250

	Real Estate Investment Trusts - 0.5%
663,000	Corrections Corp. of America(a)	BB+	4.625%	05/01/2023	02/01/23 @ 100	624,877
300,000	DuPont Fabros Technology, LP(a)	BB	5.875%	09/15/2021	09/15/16 @ 104	312,750
360,000	OMEGA Healthcare Investors, Inc.(a)	BBB-	5.875%	03/15/2024	03/15/17 @ 103	368,100
						1,305,727

	Software - 1.2%
625,000	Activision Blizzard, Inc.(a) (b)	BB+	6.125%	09/15/2023	09/15/18 @ 103	653,125
2,213,000	First Data Corp.(a)	B-	12.625%	01/15/2021	01/15/16 @ 113	2,589,210
						3,242,335

	Telecommunications - 2.2%
825,000	EarthLink, Inc.(a)	B+	7.375%	06/01/2020	06/01/16 @ 106	845,625
375,000	Intelsat Luxembourg SA (Luxembourg)(a) (b)	B-	7.750%	06/01/2021	06/01/17 @ 104	403,594
750,000	Level 3 Communications, Inc.(a)	CCC+	11.875%	02/01/2019	02/01/15 @ 106	866,250
1,500,000	Sprint Corp.(a) (b)	BB-	7.875%	09/15/2023	N/A	1,605,000
350,000	Telesat Canada / Telesat, LLC (Canada)(a) (b)	B	6.000%	05/15/2017	05/15/14 @ 103	364,438
725,000	T-Mobile USA, Inc.(a)	BB	6.633%	04/28/2021	04/28/17 @ 103	765,781
1,000,000	Windstream Corp.(a)	B	7.500%	06/01/2022	06/01/17 @ 104	1,022,500
						5,873,188

	Transportation - 1.1%
275,000	Eletson Holdings (Greece)(b)	B	9.625%	01/15/2022	01/15/18 @ 105	288,062
120,000	Gulfmark Offshore, Inc.(a)	BB-	6.375%	03/15/2022	03/15/17 @ 103	121,500
435,000	Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc. (Marshall Islands)(a) (b)	B	8.125%	11/15/2021	11/15/16 @ 106	445,875
375,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a)	B+	8.125%	02/15/2019	02/15/15 @ 104	384,375
750,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)(a) (b)	BB-	7.375%	01/15/2022	01/15/17 @ 106	757,500
550,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)(a)	B+	9.250%	04/15/2019	04/15/15 @ 105	591,938
250,000	Ultrapetrol Bahamas Ltd. (Bahamas)(a)	B-	8.875%	06/15/2021	06/15/16 @ 107	270,000
						2,859,250

	Total Corporate Bonds - 36.9%
	(Cost $97,285,727)					99,473,363

	Term Loans - 0.7%(j)
357,107	Caraustar Industries, Inc.	B+	7.500%	05/01/2019	N/A	367,002
744,375	Sorenson Communication, Inc.	B-	9.500%	10/31/2014	N/A	756,161
750,000	Sprint Industrial Holdings LLC	CCC+	11.250%	05/14/2019	N/A	757,500
	(Cost $1,836,368)					1,880,663

Number
of Shares	Description	Rating*	Coupon	Maturity		Value
	Convertible Preferred Stocks - 5.3%
	Aerospace & Defense - 0.9%
36,352	United Technologies Corp.(a)	BBB+	7.500%	08/01/2015		$ 2,342,159

	Diversified Financial Services - 0.5%
19,904	AMG Capital Trust II(a)	BB+	5.150%	10/15/2037		1,205,436

	Electric - 0.2%
7,100	NextEra Energy, Inc.(a)	NR	5.799%	09/01/2016		376,300

	Hand & Machine Tools - 0.1%
3,421	Stanley Black & Decker, Inc.	BBB+	6.250%	11/17/2016		348,087

	Insurance - 0.4%
38,857	MetLife, Inc.(a)	BBB-	5.000%	03/26/2014		1,132,682

	Iron & Steel - 0.8%
89,344	ArcelorMittal, Series MTUS (Luxembourg)(a)	B+	6.000%	01/15/2016		2,205,680

	Oil & Gas - 2.0%
4,669	Chesapeake Energy Corp.(a) (b) (l)	B-	5.750%	-		5,378,104

	Real Estate Investment Trusts - 0.2%
14,027	Alexandria Real Estate Equities, Inc., Series D(a) (l)	NR	7.000%	-		366,526
4,935	Health Care REIT, Inc., Series I(a) (l)	BB+	6.500%	-		267,921
						634,447

	Savings & Loans - 0.2%
13,200	New York Community Capital Trust V(a)	BB	6.000%	11/01/2051		641,599

	Total Convertible Preferred Stocks - 5.3%
	(Cost $14,092,411)					14,264,494

	Common Stocks - 8.3%
	Auto Manufacturers - 0.2%
18,658	General Motors Co.(a)					673,181

	Banks - 1.1%
56,000	JPMorgan Chase & Co.(m)					3,100,160

	Biotechnology - 0.1%
1,400	Celgene Corp.(k) (m)					212,702

	Health Care Services - 0.3%
30,253	Brookdale Senior Living, Inc.(a) (k)					830,747

	Internet - 1.5%
108,700	Yahoo!, Inc.(a) (k)					3,915,374

	Media - 0.6%
27,774	DISH Network Corp., Class A(a) (k)					1,565,898

	Oil & Gas - 0.4%
34,700	Par Petroleum Corp.(a) (k)					777,280
66,200	Premier Oil PLC (United Kingdom)					295,491
						1,072,771

	Oil & Gas Services - 0.2%
6,345	Technip SA (France)					541,202

	Pharmaceuticals - 0.1%
27,700	MannKind Corp.(k)					150,134

	Real Estate Investment Trusts - 0.6%
43,100	ProLogis, Inc.					1,670,556

	Retail - 1.6%
42,000	Lululemon Athletica, Inc. (Canada)(k) (m)					1,918,980
29,800	Tiffany & Co.(m)					2,479,062
						4,398,042

	Telecommunications - 1.6%
83,800	Ixia(a) (k)					1,071,802
90,706	Vodafone Group PLC, ADR (United Kingdom)(a)					3,361,564
						4,433,366

	Total Common Stocks - 8.3%
	(Cost $22,117,865)					22,564,133

	Warrants - 0.2%
207,331	MannKind Corp.(a) (k), expiring 02/08/2016					466,495
	(Cost $127,499)

	Total Long-Term Investments - 153.5%
	(Cost $396,649,909)					413,943,187

Contracts (100 shares per contract)	Options Purchased(k)		Expiration Date	Exercise Price		Value
	Call Option Purchased - 0.0%***
820	Yahoo!, Inc.		February 2014	41.00		$ 9,840
	(Cost $111,705)

	Put Options Purchased - 0.2%
4,500	iShares MSCI Emerging Markets ETF		February 2014	$37.00		234,000
2,500	SPDR S&P 500 ETF Trust		February 2014	175.00		397,500
	(Cost $665,175)					631,500

Number
of Shares	Description					Value
	Money Market - 14.1%
38,049,429	Goldman Sachs Financial Prime Obligations - Adminstration Shares Class(n)					$ 38,049,429
	(Cost $38,049,429)

	Total Investments - 167.8%
	(Cost $435,476,218)					452,633,956
	Liabilities in excess of Other Assets - (4.7%)					(12,897,536)
	Total Value of Options Written - 0.0%*** (Premiums received $128,684)					(62,683)
	Reverse Repurchase Agreements - (26.0% of Net Assets or 15.5% of Total Investments)					(70,000,000)
	Margin Loan - (37.1% of Net Assets or 22.1% of Total Investments)					(100,000,000)
	Net Assets - 100.0%					$ 269,673,737

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
BV - Limited Liability Company
CHF - Swiss Francs
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
GmbH - Limited Liability
HKD - Hong Kong Dollars
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
PJSC - Private Joint Stock Company
Pty - Proprietary
SA - Corporation
S&P - Standard & Poor's
SGD - Singapore Dollars
SpA - Limited Share Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

*** Less than 0.1%

All percentages shown in the Portfolio of Investments are based on Net Assets, unless otherwise noted.

~ The principal amount is denominated in U.S. Dollars, unless otherwise noted.

(a)
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements.  As of January 31, 2014, the total amount segregated was $283,140,879.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2014 these securities amounted to $101,826,802, which represents 37.8% of net assets.

(c) Security is a "step-coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

(d) Non-income producing as security is in default.

(e)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $41,180 which represents 0.02% of net assets.

(f) Illiquid security.

(g) Zero coupon bond.

(h) Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.

(i)
The issuer of this security may elect on May 1 or November 1 of each year to pay the 11.000% coupon entirely in cash, or accrue interest at a rate of 13.000% per annum and make interest payments as follows: (1) 7.5% in cash and (2) 5.5% payment-in-kind shares issued out of the restructuring. During the quarter, the issuer has elected to pay the 11.000% coupon entirely in cash.

(j)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  The rate presented is as of period end. In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(k) Non-income producing security.

(l) Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2014.

(m) All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.

(n) All or a portion of these securities have been physically set aside as collateral for forward exchange currency contracts. As of January 31, 2014, the total amount segregated was $38,049,429.

Contracts (100 shares per contract)	Options Written (a)	Expiration Month	Exercise Price	Value
	Call Options Written
14	Celgene Corp.	July 2014	$195.00	$(3,913)
560	JPMorgan Chase & Co.	June 2014	67.50	(10,080)
420	Lululemon Athletica, Inc.	June 2014	60.00	(35,280)
298	Tiffany & Co.	May 2014	100.00	(13,410)
	Total Value of Call Options Written
	(Premiums Received $128,684)			$(62,683)

(a)	Non-income producing security.

Country Breakdown as % of Long-Term Investments
United States	75.0%
Cayman Islands	3.8%
Netherlands	2.8%
Luxembourg	2.8%
Japan	1.9%
France	1.9%
Hungary	1.6%
United Kingdom	1.2%
British Virgin Islands	1.1%
Canada	1.1%
Singapore	1.0%
Austria	0.8%
Marshall Islands	0.7%
South Korea	0.7%
Hong Kong	0.5%
Spain	0.5%
Jersey	0.5%
Switzerland	0.5%
Australia	0.3%
Germany	0.3%
Italy	0.2%
Belgium	0.2%
Finland	0.1%
United Arab Emirates	0.1%
Sweden	0.1%
Bermuda	0.1%
Greece	0.1%
Bahamas	0.1%
Malaysia	0.0%	*

Subject to change daily.
* Less than 0.1%

See previously submitted notes to financial statements for the period ended October 31, 2013.

Forward exchange currency contracts

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Net Unrealized Appreciation/ (Depreciation)
CHF	1,670,000
for USD	1,883,196	The Bank of New York Mellon	3/19/2014	$1,883,196	$1,844,684	$38,512

EUR	7,748,000
for USD	10,654,352	The Bank of New York Mellon	3/19/2014	10,654,352	10,448,740	205,612

EUR	153,000
for USD	208,078	The Bank of New York Mellon	3/19/2014	208,078	206,332	1,746

EUR	461,000
for USD	626,692	The Bank of New York Mellon	3/19/2014	626,692	621,692	5,000

EUR	466,000
for USD	631,584	The Bank of New York Mellon	3/19/2014	631,584	628,435	3,149

EUR	495,000
for USD	672,841	The Bank of New York Mellon	3/19/2014	672,841	667,543	5,298

EUR	559,000
for USD	763,721	The Bank of New York Mellon	3/19/2014	763,721	753,852	9,869

EUR	422,000
for USD	574,323	The Bank of New York Mellon	3/19/2014	574,323	569,098	5,225

EUR	1,632
for USD	2,211	The Bank of New York Mellon	2/4/2014	2,211	2,200	11

EUR	11,009,000
for USD	15,138,585	The Bank of New York Mellon	3/19/2014	15,138,585	14,846,436	292,149

EUR	846,000
for USD	1,155,828	The Bank of New York Mellon	3/19/2014	1,155,828	1,140,892	14,936

EUR	458,000
for USD	623,317	The Bank of New York Mellon	3/19/2014	623,317	617,646	5,671

EUR	3,654
for USD	4,952	The Bank of New York Mellon	2/4/2014	4,952	4,928	24

GBP	871,000
for USD	1,415,784	The Bank of New York Mellon	3/19/2014	1,415,784	1,430,963	(15,179)

GBP	1,178,000
for USD	1,914,804	The Bank of New York Mellon	3/19/2014	1,914,804	1,935,333	(20,529)

JPY	426,000,000
for USD	4,139,037	The Bank of New York Mellon	3/19/2014	4,139,037	4,178,051	(39,014)

JPY	20,000,000
for USD	191,595	The Bank of New York Mellon	3/19/2014	191,595	196,152	(4,557)

JPY	15,000,000
for USD	143,812	The Bank of New York Mellon	3/19/2014	143,812	147,114	(3,302)

JPY	334,000,000
for USD	3,245,160	The Bank of New York Mellon	3/19/2014	3,245,160	3,275,749	(30,589)

SGD	5,434,000
for USD	4,322,991	The Bank of New York Mellon	3/19/2014	4,322,991	4,251,314	71,677
						$545,709

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/14	Net Unrealized (Depreciation)
EUR	93,000
for USD	126,273	The Bank of New York Mellon	3/19/2014	$126,273	$125,417	$(856)

EUR	205,750
for USD	281,096	The Bank of New York Mellon	2/4/2014	281,096	277,465	(3,631)

EUR	200,000
for USD	273,240	The Bank of New York Mellon	2/4/2014	273,240	269,710	(3,530)

EUR	103,000
for USD	140,719	The Bank of New York Mellon	2/4/2014	140,719	138,901	(1,818)

EUR	400,000
for USD	546,480	The Bank of New York Mellon	2/4/2014	546,480	539,421	(7,059)

HKD	4,000,000
for USD	515,869	The Bank of New York Mellon	2/20/2014	515,869	515,170	(699)

HKD	18,000,000
for USD	2,321,412	The Bank of New York Mellon	2/20/2014	2,321,412	2,318,267	(3,145)
						(20,738)

			Total unrealized appreciation for forward exchange currency contracts			$524,971

At January 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$436,984,639	$28,734,564	$(13,085,247)	$15,649,317	$608,682

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(value in $000s)
Assets:
Convertible Bonds	$-	$275,253	$41	$275,294
Corporate Bonds	-	99,473	-	99,473
Term Loans	-	1,881	-	1,881
Convertible Preferred Stocks	14,265	-	-	14,265
Common Stocks	22,564	-	-	22,564
Warrants	-	466	-	466
Call Options Purchased	10	-	-	10
Put Options Purchased	631	-	-	631
Money Market Fund	38,049	-	-	38,049
Forward Exchange Currency Contracts	-	659	-	659
Total	$75,519	$377,732	$41	$453,292

Liabilities:
Call Options Written	$63	$-	$-	$63
Forward Exchange Currency Contracts	-	134	-	134
Total	$63	$134	$-	$197

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels during the three months ended January 31, 2014.

The following table presents the activity of the Fund's investment measured at fair value using significant unobservable inputs (Level 3 valuation) for the three months ended January 31, 2014.

Level 3 Holdings	Corporate Bonds
(value in $000s)
Beginning Balance at 10/31/13	$41
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-	*
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balanced at 1/31/14	$41
* Amount represents the change in unrealized gain (loss) for ShengdaTech, Inc. as of January 31, 2014.

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at January 31, 2014:

Investments,	Value as of	Valuation	Unobservable
at Value	January 31, 2014	Technique	Inputs
Convertible Bond	$ 41,180	Last Available	Discount on Last
		Transaction	Transaction Price

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

	Impact to Value	Impact to Value
Unobservable Input	if Input Increases	if Input Decreases
Discount on Last
Transaction Price	Increases	Decreases

Item 2.     Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 31, 2014

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 31, 2014